Parent only Financial Statements (Details) - Schedule of Condensed Balance Sheets of the Parent Company - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Parent Company [Member]
Current assets
Cash and cash equivalents		$ 1,398,720
Total current assets		1,398,720
Investments in subsidiaries, VIEs and VIEs’ subsidiaries		9,686,396
Due from subsidiaries, VIEs and VIEs’ subsidiaries		16,200,789
Other non-current assets, net
Total non-current assets		25,887,185
Total assets		27,285,905
Current liabilities
Due to subsidiaries, VIEs and VIEs’ subsidiaries		1,981,816
Total current liabilities		1,981,816
Total non-current liabilities
Total liabilities		1,981,816
Shareholders’ equity
Additional paid-in capital		133,091,187
Statutory reserve		1,117,828
Accumulated deficit		(106,197,907)
Accumulated other comprehensive loss		(2,708,945)
Total shareholders’ equity attributable to controlling interest		25,304,089
Total liabilities, mezzanine equity and shareholders’ equity		27,285,905
Parent Company [Member] | Class A ordinary shares [Member]
Shareholders’ equity
Ordinary shares value	[1],[2]	1,330
Parent Company [Member] | Class B ordinary shares [Member]
Shareholders’ equity
Ordinary shares value	[1],[2]	$ 596
BaiJiaYun Limited (“BJY”) [Member]
Current assets
Cash and cash equivalents
Prepaid expenses and other current assets, net
Total current assets
Investments in subsidiaries, VIEs and VIEs’ subsidiaries			54,925,945
Due from subsidiaries, VIEs and VIEs’ subsidiaries			14,897,377
Other non-current assets, net			19,700,000
Total non-current assets			89,523,322
Total assets			89,523,322
Current liabilities
Due to subsidiaries, VIEs and VIEs’ subsidiaries			810,362
Total current liabilities			810,362
Total non-current liabilities
Total liabilities			810,362
Shareholders’ equity
Additional paid-in capital			116,398,052
Statutory reserve			1,117,828
Accumulated deficit			(24,343,274)
Accumulated other comprehensive loss			(4,461,572)
Total shareholders’ equity attributable to controlling interest			88,712,960
Total liabilities, mezzanine equity and shareholders’ equity			89,523,322
BaiJiaYun Limited (“BJY”) [Member] | Class A ordinary shares [Member]
Shareholders’ equity
Ordinary shares value	[1],[2]		1,002
BaiJiaYun Limited (“BJY”) [Member] | Class B ordinary shares [Member]
Shareholders’ equity
Ordinary shares value	[1],[2]		$ 924

[1]	After giving retrospective effects of recapitalization on equity due to reverse acquisition effective December 23, 2022. See Note 4.
[2]	Retrospectively restated for the 1-for-5 reverse stock split effective on May 30, 2024 and change in capital structure on September 27, 2024.